DEBT AND CAPITAL LEASES	12 Months Ended
Dec. 31, 2013
Debt Disclosure [Abstract]
DEBT AND CAPITAL LEASES
DEBT AND CAPITAL LEASES

Secured Credit Facilities

Secured Credit Facilities—In 2010, Operations entered into the secured credit facilities (the “Secured Credit Facilities”). The Secured Credit Facilities were subsequently amended in 2012 and 2013. As amended, the Secured Credit Facilities are comprised of (i) a $301.1 million term loan facility, and (ii) a revolving credit facility with $120.5 million available for borrowing as of December 31, 2013, after deducting $19.6 million of standby letters of credit outstanding. In addition, so long as there is no default or event of default under the Secured Credit Facilities, Operations may, subject to lender participation, elect to increase the combined revolving and term loan capacity of the Secured Credit Facilities by incremental amounts of (x) $75.0 million, and, after full utilization of such $75.0 million, (y) an additional incremental amount subject to and determined by certain financial covenants.

As of December 31, 2013, the interest rate on the term loan facility was the higher of (i) 4.0% or (ii) an elected LIBOR plus a margin of 3.0% and the maturity date of the term loan facility is July 24, 2020.

As of December 31, 2013, the revolving credit facility is comprised of two tranches of revolving credit commitments. As of such date, the first tranche of revolving credit commitments (“Tranche A”) had capacity of $5.1 million, which was reduced by $5.1 million in outstanding standby letters of credit, leaving no amounts available for borrowing under Tranche A. As each outstanding standby letter of credit supported by Tranche A matures, the total Tranche A commitment is reduced to the remaining balance of outstanding standby letters of credit thereunder. Tranche A matures on November 30, 2015.

As of December 31, 2013, the second tranche of revolving credit commitments (“Tranche B”) had capacity of $135.0 million, which was reduced by $14.5 million of standby letters of credit outstanding, leaving $120.5 million available for borrowing. Tranche B matures on September 30, 2018 and bears interest at a rate of LIBOR plus a margin of 3.0% per annum. Operations is required to pay a commitment fee on all undrawn amounts under the revolving credit facility and a fee on all outstanding letters of credit, payable quarterly in arrears.

The credit agreement, as amended, contains a senior secured leverage ratio covenant (the “Senior Secured Leverage Ratio”). The Senior Secured Leverage Ratio, defined in the credit agreement as Consolidated Senior Secured Debt (exclusive of the Senior Notes) to Consolidated EBITDA (“Adjusted EBITDA”), requires Operations and its restricted subsidiaries to maintain a leverage ratio of no greater than 4.00:1.00 for each fiscal quarter ended on or after June 30, 2013. As of December 31, 2013, Operations' leverage ratio was 1.89:1.00.

The amendments to the Secured Credit Facilities made during 2012 and 2013 included, among other things, the following key modifications:

On November 16, 2012, Operations entered into an amendment to the credit agreement governing the Secured Credit Facilities, which reduced the interest rate on the term loan facility to the higher of (i) 5.0% or (ii) an elected LIBOR plus a margin of 3.75%.

On July 24, 2013, Operations entered into a second amendment to the credit agreement governing the Secured Credit Facilities to reduce the interest rate on the term loan facility, increase the principal borrowed under the term loan facility, extend the maturity date of the term loan facility, eliminate the quarterly principal payment requirement under the term loan facility, increase the amount of permissible incremental facilities and modify certain financial covenants and non-financial terms and conditions associated with the credit agreement governing the Secured Credit Facilities. The interest rate on the term loan facility was reduced to the higher of (i) 4.25% or (ii) an elected LIBOR plus a margin of 3.25%, with an additional reduction to the higher of (i) 4.0% or (ii) an elected LIBOR plus a margin of 3.0%, upon successful completion of an initial public offering with proceeds of at least $50.0 million, which condition was satisfied on September 25, 2013, by the receipt by Operations, by way of contribution, of the net proceeds from the completion of our IPO. The term loan facility principal balance was increased to $301.1 million and the maturity date of the term loan facility was extended to July 24, 2020.

On August 30, 2013, Operations entered into a third amendment to the credit agreement governing the Secured Credit Facilities to conditionally secure the $135.0 million incremental revolving credit commitment (Tranche B). The third amendment became effective on September 30, 2013, subsequent to the satisfaction of certain conditions, including the receipt by Operations, by way of contribution, of more than $150.0 million of proceeds from the completion of our IPO. The Tranche B $135.0 million revolving credit commitments mature five years from the effective date of the third amendment and borrowings will bear interest at a rate of LIBOR plus a margin of 3.0% per annum. Additionally, the third amendment reduced the existing $50.0 million revolving credit commitment (Tranche A) to $19.6 million, the amount of standby letters of credit outstanding as of the effective date of the third amendment.

Subsequent to the end of our fiscal year end, on February 21, 2014, Operations entered into a fourth amendment to the credit agreement governing the Secured Credit Facilities which made only administrative changes to such credit agreement.

All obligations under the Secured Credit Facilities are guaranteed by Operations' Parent and each existing and all subsequently acquired or organized direct and indirect restricted subsidiaries of ClubCorp, other than certain excluded subsidiaries (collectively, the “guarantors”). The Secured Credit Facilities are secured, subject to permitted liens and other exceptions, by a first-priority perfected security interest in substantially all the assets of ClubCorp, and the guarantors, including, but not limited to (1) a perfected pledge of all the domestic capital stock owned by Operations and the guarantors, and (2) perfected security interests in and mortgages on substantially all tangible and intangible personal property and material fee-owned property of Operations and the guarantors, subject to certain exclusions.

Operations is required to make interest payments on the last business day of each of March, June, September and December. Operations may be required to prepay the outstanding term loan facility by a percentage of excess cash flows, as defined by the Secured Credit Facilities, each fiscal year end after their annual consolidated financial statements are delivered, which percentage may decrease or be eliminated depending on the results of the Senior Secured Leverage Ratio test at the end of each fiscal year. Additionally, Operations is required to prepay the term loan facility with proceeds from certain asset sales, borrowings and certain insurance claims as defined by the Secured Credit Facilities.

Operations may voluntarily repay outstanding loans under the Secured Credit Facilities in whole or in part upon prior notice without premium or penalty, other than certain fees incurred in connection with repaying, refinancing, substituting or replacing the existing term loans with new indebtedness.

Operations is also required to pay a commitment fee on all undrawn amounts under the revolving credit facility and a fee on all outstanding letters of credit, payable in arrears on the last business day of each March, June, September and December.

The credit agreement governing the Secured Credit Facilities limits Operations' Parent's and Operations' (and most or all of Operations' Parent's subsidiaries') ability to:

•	create, incur, assume or suffer to exist any liens on any of their assets;

•	make or hold any investments (including loans and advances);

•	incur or guarantee additional indebtedness;

•	enter into mergers or consolidations;

•	conduct sales and other dispositions of property or assets;

•	pay dividends or distributions on capital stock or redeem or repurchase capital stock;

•	change the nature of the business;

•	enter into transactions with affiliates; and

•	enter into burdensome agreements.

Operations incurred debt issuance costs in conjunction with the issuance of the Secured Credit Facilities of $6.8 million. These have been capitalized and are being amortized over the term of the loan. Operations incurred additional debt issuance costs of $0.8 million in conjunction with the amendment entered into on November 16, 2012, $4.4 million in conjunction with the second amendment entered into on July 24, 2013 and $3.4 million in conjunction with the third amendment entered into on August 30, 2013. These have also been capitalized and are being amortized over the remaining term of the loan.

Senior Notes

On November 30, 2010, Operations issued $415.0 million in senior unsecured notes (the “Senior Notes”) with registration rights, bearing interest at 10.0% and maturing December 1, 2018. The interest is payable semiannually in arrears on June 1 and December 1 each year, beginning June 1, 2011. These notes are fully and unconditionally guaranteed on a joint and several basis by most of Operations' subsidiaries (“Guarantor Subsidiaries”), each of which is one hundred percent owned by Operations. The Senior Notes are not guaranteed by certain of Operations' subsidiaries (“Non-Guarantor Subsidiaries”). The indenture governing the Senior Notes limits our (and most or all of Operations' subsidiaries') ability to:

•	incur, assume or guarantee additional indebtedness;

•	pay dividends or distributions on capital stock or redeem or repurchase capital stock;

•	make investments;

•	enter into agreements that restrict the payment of dividends or other amounts by subsidiaries to us;

•	sell stock of our subsidiaries;

•	transfer or sell assets;

•	create liens;

•	enter into transactions with affiliates; and

•	enter into mergers or consolidations.

Subject to certain exceptions, the indenture governing these notes permits Operations and its restricted subsidiaries to incur additional indebtedness, including secured indebtedness.

On October 28, 2013, Operations repaid $145.3 million in aggregate principal of the $415.0 million in Senior Notes, plus approximately $5.9 million in accrued and unpaid interest thereon, and $14.5 million of redemption premium. This redemption is pursuant to a provision in the indenture governing the Senior Notes that permits the redemption of up to 35% of the aggregate principal amount of the Senior Notes with the net cash proceeds of certain equity offering proceeds at a redemption price equal to 110% of the aggregate principal amount thereof, plus accrued and unpaid interest, if any, to the redemption date.

Operations may redeem some or all of the remaining Senior Notes at any time prior to December 1, 2014 at a price equal to the principal amount of the Senior Notes redeemed plus accrued and unpaid interest, if any, to the redemption date plus the Make-Whole Premium. The “Make-Whole Premium” is defined as the greater of (1) 1% of the principal amount of the Senior Notes being redeemed and (2) the excess, if any, of (a) the present value at such redemption date of (i) the redemption price of the Senior Notes being redeemed at December 1, 2014 plus (ii) all remaining required interest payments due on such Senior Notes through December 1, 2014 (excluding accrued but unpaid interest to the redemption date), computed using a discount rate equal to the Treasury Rate plus 50 basis points over (b) the then outstanding principal amount of the Senior Notes being redeemed.
After December 1, 2014, Operations may redeem the Senior Notes at the redemption prices (expressed as percentages of principal amount) listed below plus accrued and unpaid interest, if any, to the redemption date, if redeemed during the twelve month period beginning on December 1 of each of the years indicated below:

Year	Percentage
2014	105.000%
2015	102.500%
2016 and thereafter	100.000%

Operations incurred debt issuance costs in conjunction with the issuance of the Senior Notes of $9.1 million. These have been capitalized and are being amortized over the term of the Senior Notes. In conjunction with the principal payment made on October 28, 2013, we expensed a proportionate share of the unamortized debt issuance costs of $2.3 million in the year ended December 31, 2013.

Mortgage Loans

General Electric Capital Corporation (“GECC”)—In July 2008, we entered into a secured mortgage loan with GECC for $32.0 million with an original maturity of July 2011. During the fiscal year ended December 27, 2011, we extended the term of the loan to July 2012. Effective August 1, 2012, we amended the loan agreement with GECC which extended the maturity to November 2015 with two additional twelve month options to extend through November 2017 upon satisfaction of certain conditions of the loan agreement. As of December 31, 2013, we expect to meet the required conditions and currently intend to extend the loan with GECC to November 2017.

The loan is collateralized by the assets of two golf and country clubs with a book value of $38.1 million as of December 31, 2013. The proceeds from the loan were used to pay existing debt of $11.2 million to GECC, $2.7 million to Ameritas Life and $8.0 million to Citigroup. Interest rates are variable based on 30 day LIBOR rates. Payments on the loan were interest only through August 2009 with principal payments commencing in September 2010 based upon a twenty-five year amortization schedule. However, as the cash on cash return (defined as the percentage of underwritten net operating income for the previous twelve months divided by the outstanding principal balance of the loan as of such date) for the period September 1, 2008 through August 31, 2009, and September 1, 2009 through August 31, 2010, was greater than 14% and 15%, respectively, amortization did not commence until September 1, 2011. As part of the August 1, 2012 amendment, the interest rate was changed from 3.25% plus 30 day LIBOR to 5% plus the greater of three month LIBOR or 1%.

We incurred debt issuance costs in conjunction with the original loan of $0.9 million which have been capitalized and were amortized over the original term of the loan. During the fiscal year ended December 27, 2011, we incurred additional debt issuance costs in conjunction with the term extension of $0.1 million which have been capitalized and were amortized over the term of the extension. During the fiscal year ended December 25, 2012, we incurred additional debt issuance costs in conjunction with the amendment of $0.2 million which have been capitalized and are being amortized over the original term of the amended loan.

Atlantic Capital Bank—In October 2010, we entered into a new mortgage loan with Atlantic Capital Bank for $4.0 million of debt maturing in 2015 with twenty-five year amortization. The loan is collateralized by the assets of one golf and country club with a book value of $6.3 million as of December 31, 2013. The interest rate is the greater of 3% plus 30 day LIBOR or 4.5%. We incurred debt issuance costs in conjunction with the issuance of this mortgage loan of $0.1 million. These have been capitalized and are being amortized over the term of the loan.

BancFirst—In connection with the acquisition of Oak Tree Country Club in May 2013, we assumed a mortgage loan with BancFirst for $5.0 million. See Note 13. The loan has an original maturity of October 2014 with two twelve month options to extend the maturity through October 2016 upon satisfaction of certain conditions in the loan agreement. As of December 31, 2013, we expect to meet the required conditions and currently intend to extend the loan with BancFirst to October 2016. The loan is collateralized by the assets of the club, which had a book value of $7.9 million as of December 31, 2013. The interest rate is the greater of 4.5% or the prime rate. We incurred an immaterial amount of debt issuance costs in conjunction with the assumption of this mortgage loan. These costs have been capitalized and are being amortized over the term of the loan.

Long-term borrowings and lease commitments of the Company as of December 31, 2013 and December 25, 2012, are summarized below:

	2013		2012
	Carrying Value	Interest Rate	Carrying Value	Interest Rate	Interest Rate Calculation	Maturity

Senior Notes	$269,750	10.00%	$415,000	10.00%	Fixed	2018
Secured Credit Facilities
Term Loan	301,106	4.00%	304,575	5.00%	As of December 31, 2013, greater of (i) 4.0% or (ii) an elected LIBOR + 3.0%; as of December 25, 2012, greater of (i) 5.0% or (ii) an elected LIBOR + 3.75%	2020
Revolving Credit Borrowings - Tranche A ($5,093 capacity) (1)	—	6.00%	—	6.00%	Greater of (i) 6.0% or (ii) an elected LIBOR + 4.5%	2015
Revolving Credit Borrowings - Tranche B ($135,000 capacity) (2)	—	3.25%	—	—%	LIBOR plus a margin of 3.0%	2018
Mortgage Loans
General Electric Capital Corporation	30,313	6.00%	30,992	6.00%	5.00% plus the greater of (i) three month LIBOR or (ii) 1%	2017
Notes payable related to certain Non-Core Development Entities	11,837	9.00%	11,837	9.00%	Fixed	(3)
Atlantic Capital Bank	3,493	4.50%	3,653	4.50%	Greater of (i) 3.0% + 30 day LIBOR or (ii) 4.5%	2015
BancFirst	4,652	4.50%	—	—	Greater of (i) 4.50% or prime rate	2016
Other indebtedness	2,837	4.75% - 8.00%	3,145	5.75% - 8.00%	Fixed	Various

	623,988		769,202
Capital leases	25,691		24,155
	649,679		793,357
Less current portion	(11,567)		(24,988)
	$638,112		$768,369
______________________

(1)	As of December 31, 2013, Tranche A had capacity of $5.1 million, which was reduced by $5.1 million in outstanding standby letters of credit, leaving no amounts available for borrowing under Tranche A.

(2)	As of December 31, 2013, Tranche B had capacity of $135.0 million, which was reduced by $14.5 million of standby letters of credit outstanding, leaving $120.5 million available for borrowing.

(3)	Notes payable related to certain Non‑Core Development Entities are payable through the cash proceeds related to the sale of certain real estate held by these Non‑Core Development Entities.

The amount of long-term debt maturing in each of the five years subsequent to 2013 and thereafter is as follows:

Year	Debt	Capital Leases	Total
2014	$1,714	$9,853	$11,567
2015	4,730	8,187	12,917
2016	4,568	4,994	9,562
2017	28,885	2,250	31,135
2018	270,080	407	270,487
Thereafter	314,011	—	314,011
Total	$623,988	$25,691	$649,679

If we were to default on the Secured Credit Facilities and our lender was to accelerate the payment of all our principal and interest due, the holders of the Senior Notes could declare a cross-default.